FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Credit Risk (Details) - Credit risk - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 55,637,393	$ 35,459,366
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	54,814,125	33,157,356
Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	823,268	$ 2,302,010
Provisions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 0